Supplementary Insurance Information	12 Months Ended
Dec. 31, 2015
Supplementary Insurance Information [Abstract]
Supplementary Insurance Information
GREAT AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
SUPPLEMENTARY INSURANCE INFORMATION
THREE YEARS ENDED DECEMBER 31, 2015
(IN MILLIONS)

Segment	Deferred policy acquisition costs	Reserves for future policy benefits and claims	Net earned premiums	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses
2015
Annuity	$930	$26,622	$—	$1,211	$724	$134	$120
Run-off life	24	705	21	19	29	5	9
Total	$954	$27,327	$21	$1,230	$753	$139	$129

2014
Annuity	$553	$23,492	$—	$1,120	$641	$156	$99
Run-off life	27	690	23	19	33	5	11
Total	$580	$24,182	$23	$1,139	$674	$161	$110

2013
Annuity	$717	$20,658	$—	$1,017	$522	$142	$110
Run-off life	31	702	26	21	34	5	10
Total	$748	$21,360	$26	$1,038	$556	$147	$120